Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets, consisted of the following:
	December 31,
	2023	2024

Private clouds in construction	$12,012	$-
Other cloud infrastructure	-	11,458
	$12,012	$11,458